Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 3,331
Currency translation differences	261	¥ 552	¥ (143)
At end of the year	4,461	3,331
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	3,331	3,730
Fair value change	1,031	(675)
Currency translation differences	99	276
At end of the year	¥ 4,461	¥ 3,331	¥ 3,730